September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Bond Fund, Inc.
• BlackRock Short Duration Muni Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Short Duration Muni Fund
(formerly known as BlackRock Short-Term Municipal Fund)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 12.3%
Black Belt Energy Gas District, RB
Series A, 5.00%, 09/01/28	$260	$ 272,723
Series A, 5.00%, 09/01/29	250	266,356
Series A, 5.00%, 09/01/30	350	376,286
Series A, 5.25%, 01/01/54(a)	2,000	2,168,679
Series A, 5.25%, 05/01/55(a)	6,095	6,629,144
Series A, 5.25%, 05/01/56(a)	2,050	2,129,162
Series C-1, 5.25%, 02/01/53(a)	8,570	9,094,248
Series F, 5.25%, 12/01/26	5,140	5,257,649
Black Belt Energy Gas District, Refunding RB(a)
Series D, 12/01/55(b)	3,940	4,251,703
Series D2, 4.19%, 07/01/52	2,650	2,699,553
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/29	1,250	1,356,564
Energy Southeast A Cooperative District, RB
Series B, 5.00%, 12/01/26	100	101,898
Series B, 5.00%, 06/01/27	115	118,130
Series B, 5.00%, 12/01/27	100	103,561
Series B, 5.00%, 06/01/28	240	250,638
Series B, 5.00%, 12/01/28	250	263,222
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 06/01/30	150	161,346
Series A, 5.00%, 06/01/31	245	265,210
Series A, 5.25%, 01/01/54(a)	10,700	11,388,415
Series A-1, 5.00%, 12/01/26	1,000	1,019,188
Series B, 5.00%, 01/01/54(a)	10,000	10,728,292
		58,901,967
Arizona — 2.1%
Arizona Health Facilities Authority, RB(a)
Series B, 3.14%, 11/04/25(c)	195	194,577
Series B, 3.14%, 01/01/46	4,780	4,775,787
Chandler Industrial Development Authority, RB, AMT, 4.00%, 06/01/49(a)	3,300	3,347,209
Salt Verde Financial Corp., RB, 5.50%, 12/01/29	1,475	1,593,293
		9,910,866
California — 3.8%
California Community Choice Financing Authority, RB, Sustainability Bonds, 4.75%, 12/01/53(a)	7,000	7,232,191
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(d)	4,410	4,021,367
California Pollution Control Financing Authority, RB, Series A, AMT, 4.25%, 07/01/31(a)	2,475	2,505,720
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.00%, 05/15/34	1,000	1,133,236
City of Los Angeles Department of Airports, Refunding RB, Series F, AMT, Subordinate, 5.00%, 05/15/34	2,180	2,448,773
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/33	950	1,061,075
		18,402,362
Colorado(a) — 2.3%
Colorado Health Facilities Authority, RB
Class A, 5.00%, 11/15/60	1,500	1,647,546
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB (continued)
Series A, 5.00%, 11/15/59	$4,385	$ 4,787,116
Series B-2, 5.00%, 08/01/49	4,715	4,757,078
		11,191,740
Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series B, 5.00%, 07/01/49(a)	5,000	5,364,920
State of Connecticut, GO, Series A, 5.00%, 03/15/35	770	895,466
		6,260,386
District of Columbia — 1.5%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.00%, 06/01/34	2,500	2,901,098
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.00%, 02/28/27	865	885,230
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/34	1,595	1,770,856
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/34	1,790	1,847,972
		7,405,156
Florida — 1.3%
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/28	3,000	3,004,091
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/30	1,335	1,436,726
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.00%, 11/15/34	590	677,182
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/30	410	410,558
Mid-Bay Bridge Authority, Refunding RB, Series C, 5.00%, 10/01/30	665	665,000
		6,193,557
Georgia — 4.2%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.00%, 07/01/35	3,000	3,316,167
Development Authority of Burke County, RB, 3.38%, 11/01/48(a)	180	180,313
Georgia Housing & Finance Authority, RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 3.95%, 06/01/35	445	454,308
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	5,000	5,312,003
Series B, 5.00%, 07/01/53	10,045	10,804,843
		20,067,634
Guam — 0.5%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/25	2,500	2,500,115
Idaho — 1.1%
Idaho Health Facilities Authority, RB, Class C, 5.00%, 03/01/60(a)	4,650	5,225,724
Illinois — 2.7%
Chicago O’Hare International Airport, Refunding RB, Series B, Senior Lien, 5.00%, 01/01/34	5,000	5,019,097
City of Chicago Illinois, Refunding GO
Series A, 5.00%, 01/01/26	575	576,861
Series A, 5.00%, 01/01/27	655	666,927

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Short Duration Muni Fund
(formerly known as BlackRock Short-Term Municipal Fund)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB, Series A, Sustainability Bonds, 5.00%, 01/01/35	$1,250	$ 1,448,473
Illinois Finance Authority, Refunding RB, Series B, 3.59%, 05/01/42(a)	1,000	994,858
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/28	300	320,832
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/28	250	270,356
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/29	355	387,608
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/29	375	413,018
Rock Island County School District No. 41 Rock Island/Milan, GO
Series A, (AGM), 5.00%, 01/01/31	250	276,604
Series A, (AGM), 5.00%, 01/01/32	225	251,152
State of Illinois, GO, Series D, 5.00%, 11/01/28	2,380	2,481,749
		13,107,535
Indiana — 1.6%
Indiana Finance Authority, Refunding RB
5.00%, 02/01/35	750	878,215
Series D-3, 5.00%, 10/01/59(a)	6,000	6,817,853
		7,696,068
Kentucky — 2.8%
Kentucky Public Energy Authority, Refunding RB
Series A, 5.25%, 06/01/55(a)	2,650	2,840,679
Series B, 5.00%, 02/01/31	1,445	1,550,646
Kentucky State Property & Building Commission, Refunding RB
Series B, 5.00%, 11/01/25	5,250	5,259,029
Series B, (SAP), 5.00%, 11/01/25	630	631,048
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series I, 5.00%, 10/01/30	3,340	3,399,741
		13,681,143
Louisiana — 2.1%
Louisiana Public Facilities Authority, RB, 5.00%, 10/01/43(a)(d)	10,000	10,012,192
Maryland — 0.7%
Montgomery County Housing Opportunities Commission, RB, M/F Housing, Series A, 3.85%, 07/01/34	3,435	3,529,313
Massachusetts — 0.8%
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 07/01/26	1,000	1,014,156
Series B, AMT, 5.00%, 07/01/26	1,250	1,267,696
Massachusetts Educational Financing Authority, Refunding RB, Series B, AMT, 5.00%, 07/01/28	500	521,012
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C2, Sustainability Bonds, (HUD SECT 8), 4.00%, 12/01/27	1,120	1,129,173
		3,932,037
Michigan — 4.4%
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/32	895	912,541
Michigan State Hospital Finance Authority, Refunding RB(a)
Series B-1, 5.00%, 08/15/55	1,385	1,536,086
Security	Par (000)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB(a) (continued)
Series B2, 5.00%, 08/15/55	$5,725	$ 6,366,972
Michigan State Housing Development Authority, RB, S/F Housing(b)
Series C, Sustainability Bonds, 12/01/33	1,885	1,884,751
Series C, Sustainability Bonds, 06/01/34	1,665	1,665,159
Series C, Sustainability Bonds, 12/01/34	1,130	1,130,188
Series C, Sustainability Bonds, 06/01/35	1,100	1,100,256
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/29	6,015	6,327,584
		20,923,537
Missouri — 1.1%
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/30	4,200	4,444,852
Missouri Joint Municipal Electric Utility Commission, Refunding RB, 5.00%, 12/01/34	550	630,115
		5,074,967
Nevada(a) — 2.3%
County of Washoe Nevada, Refunding RB
Series B, 3.63%, 03/01/36	3,725	3,759,846
Series C3, 4.13%, 03/01/36	2,000	2,010,700
Series F, 4.13%, 03/01/36	5,030	5,065,230
		10,835,776
New Jersey — 9.4%
New Jersey Economic Development Authority, RB
5.00%, 06/15/29	1,000	1,086,778
5.00%, 11/01/29	1,050	1,149,307
New Jersey Economic Development Authority, Refunding RB
Series B, 5.00%, 11/01/26	10,620	10,893,333
Series RRR, 5.00%, 03/01/28	6,000	6,345,975
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1A, AMT, 5.00%, 12/01/33	2,550	2,741,678
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series B, Sustainability Bonds, (HUD SECT 8), 3.50%, 05/01/29	3,120	3,170,647
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series M, Sustainability Bonds, 4.05%, 04/01/33	650	668,166
Series M, Sustainability Bonds, 4.10%, 10/01/33	675	692,546
Series M, Sustainability Bonds, 4.20%, 04/01/34	2,205	2,267,287
Series M, Sustainability Bonds, 4.20%, 10/01/34	850	872,263
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(c)	1,425	1,541,020
Series A, 5.00%, 06/15/30	6,000	6,087,116
Series BB, 5.00%, 06/15/29	1,570	1,680,353
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	4,360	4,426,394
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/29	1,355	1,414,400
		45,037,263
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Short Duration Muni Fund
(formerly known as BlackRock Short-Term Municipal Fund)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Mexico(a) — 1.5%
City of Farmington New Mexico, Refunding RB, Series C, 3.88%, 06/01/40	$5,000	$ 5,107,684
New Mexico Mortgage Finance Authority, RB, M/F Housing, (HUD SECT 8), 3.73%, 02/01/42	1,985	1,986,796
		7,094,480
New York — 13.7%
City of New York, GO, Series G-1, 5.00%, 02/01/35	2,250	2,594,843
Genesee County Funding Corp., Refunding RB, Series A, 5.00%, 12/01/25	200	200,568
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/34	2,500	2,855,069
Series D, 5.00%, 11/15/27	4,630	4,734,736
New York City Housing Development Corp., RB, M/F Housing(a)
Seires A-2, Sustainability Bonds, 3.70%, 05/01/63	5,000	5,004,297
Series C-2, Sustainability Bonds, 3.75%, 05/01/65	2,435	2,468,698
Series E-2, Sustainability Bonds, 3.80%, 11/01/63	1,000	1,013,077
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A2, Subordinate, 5.00%, 05/01/35	1,600	1,706,643
New York City Transitional Finance Authority, RB, Sub- Series A, Subordinate, 5.00%, 05/01/35	1,270	1,471,168
New York City Transitional Finance Authority, Refunding RB, Series A-1, Subordinate, 5.00%, 11/01/34	1,825	2,108,088
New York State Dormitory Authority, RB, Class A, (AGM SAW), 5.00%, 10/01/34	1,500	1,736,639
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/34	4,480	4,483,788
New York State Housing Finance Agency, RB, M/F Housing(a)
Series A-1, 3.60%, 11/01/44	2,500	2,516,277
Series A-2, Sustainability Bonds, 3.45%, 06/15/54	4,000	4,047,764
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/31	3,000	3,240,569
Series A, AMT, 5.00%, 07/01/30	995	995,744
New York Transportation Development Corp., RB, AMT, 4.00%, 10/01/30	3,750	3,772,781
New York Transportation Development Corp., Refunding RB, Series A, AMT, 5.00%, 12/01/25	1,010	1,012,393
Port Authority of New York & New Jersey, Refunding ARB, Series 207, AMT, 5.00%, 09/15/29	1,000	1,045,603
Suffolk Tobacco Asset Securitization Corp., Refunding RB
5.00%, 06/01/30	475	513,021
5.00%, 06/01/31	975	1,062,781
Triborough Bridge & Tunnel Authority, Refunding RB, Series E2A, Sustainability Bonds, 3.84%, 04/01/26(a)	7,500	7,497,993
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/30	1,000	1,093,365
Utility Debt Securitization Authority, Refunding RB, Restructured, 5.00%, 12/15/33	8,635	8,669,563
		65,845,468
Security	Par (000)	Value
North Carolina — 0.4%
North Carolina Turnpike Authority, Refunding RB, Senior Lien, 5.00%, 01/01/30	$250	$ 265,814
State of North Carolina, Refunding RB, 5.00%, 03/01/35	1,640	1,899,408
		2,165,222
Ohio(a) — 1.6%
Ohio Air Quality Development Authority, Refunding RB
4.00%, 09/01/30	4,120	4,199,158
Series A, AMT, 4.25%, 11/01/39	3,385	3,447,011
		7,646,169
Oklahoma — 0.1%
Oklahoma Housing Finance Agency, RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 3.55%, 03/01/30	465	475,588
Oregon — 1.3%
Oregon State Lottery, Refunding RB, Series A, 5.00%, 04/01/35	2,400	2,803,177
Port of Morrow Oregon, ARB, Series A, 5.15%, 10/01/26(d)	1,520	1,521,536
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/30	1,580	1,720,935
State of Oregon Housing & Community Services Department, Refunding RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 3.75%, 07/01/31	380	387,061
		6,432,709
Pennsylvania — 5.3%
Allegheny County Hospital Development Authority, RB, Series D2, Class D, 3.47%, 11/15/26(a)	3,850	3,843,649
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/28	1,000	1,054,518
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/28	1,850	1,973,374
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 5.00%, 03/15/60(a)	6,525	7,172,107
Pennsylvania Higher Education Assistance Agency, RB, Series A, AMT, 5.00%, 06/01/28	1,925	2,002,061
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 149A, Sustainability Bonds, 5.25%, 04/01/32	625	701,522
Series 149A, Sustainability Bonds, 5.25%, 10/01/32	725	816,475
Series 149A, Sustainability Bonds, 5.25%, 04/01/33	1,145	1,292,965
Series 149A, Sustainability Bonds, 5.25%, 10/01/33	1,410	1,596,479
School District of Philadelphia, GOL, Series A, (SAW), 5.00%, 09/01/29	1,350	1,470,600
School District of Philadelphia, Refunding GOL, Series F, (SAW), 5.00%, 09/01/28	2,700	2,752,443
State Public School Building Authority, Refunding RB, Series B, (AGM SAW), 5.00%, 06/01/29	740	808,041
		25,484,234
South Carolina — 1.3%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.00%, 11/01/34	4,345	4,897,265
South Carolina Jobs-Economic Development Authority, Refunding RB, Series B-2, 5.00%, 11/01/49(a)	1,050	1,160,143
		6,057,408

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Short Duration Muni Fund
(formerly known as BlackRock Short-Term Municipal Fund)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee — 0.4%
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.00%, 07/01/33	$1,525	$ 1,715,633
Texas — 11.9%
Allen Independent School District, GO, (PSF), 5.00%, 02/15/35	1,000	1,005,837
City of Galveston Texas Wharves & Terminal Revenue, ARB, Series A, AMT, 1st Lien, 5.00%, 08/01/30	1,430	1,537,155
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.25%, 07/15/33	2,500	2,657,452
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.00%, 07/01/35	3,325	3,691,208
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	1,000	1,018,842
County of Harris Texas, Refunding RB, Senior Lien, 5.00%, 08/15/33	1,000	1,001,342
Dallas Fort Worth International Airport, Refunding ARB, Series A-1, AMT, 11/01/34(b)	3,500	3,874,497
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class C, 5.00%, 07/01/54(a)	5,000	5,353,449
Harris County Industrial Development Corp., Refunding RB, 4.05%, 11/01/50(a)	1,875	1,920,778
Leander Independent School District, Refunding GO, CAB, Series A, (PSF), 0.00%, 08/15/26(e)	850	831,294
Lower Colorado River Authority, Refunding RB, Series B, 5.00%, 05/15/45(a)	2,525	2,795,135
Matagorda County Navigation District No. 1, Refunding RB
Series B-1, 4.00%, 06/01/30	1,300	1,300,417
Series B-2, 4.00%, 06/01/30	1,850	1,850,384
AMT, 4.25%, 05/01/30	1,145	1,171,618
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/27	6,000	6,190,927
Port Authority of Houston of Harris County Texas, Refunding GO, Series A, AMT, 5.00%, 10/01/27	1,020	1,066,758
Tarrant County Cultural Education Facilities Finance Corp., RB, Series C, 5.00%, 11/15/64(a)	2,400	2,670,847
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 10/01/28	430	452,535
5.00%, 10/01/29	450	480,666
5.00%, 10/01/30	950	1,027,003
5.00%, 10/01/33	1,200	1,315,751
Terrell Independent School District, GO, (PSF), 5.00%, 08/01/35	1,250	1,440,374
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/28	5,130	5,407,536
5.00%, 12/15/29	3,785	4,040,954
Texas Municipal Gas Acquisition and Supply Corp. II, RB(a)
3.75%, 09/15/27	1,560	1,563,869
Series C, 3.53%, 09/15/27	1,445	1,459,469
		57,126,097
Utah — 0.9%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/35	1,575	1,740,482
Security	Par (000)	Value
Utah (continued)
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.00%, 06/01/35	$1,375	$ 1,570,897
Series B, 2nd Lien, (AGM), 5.00%, 06/01/35	955	1,088,731
		4,400,110
Washington — 2.4%
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/34	2,000	2,322,710
Port of Seattle Wasington, ARB, Series B, AMT, Intermediate Lien, 5.00%, 10/01/34	1,890	2,105,919
State of Washington, GO
Series A, 5.00%, 08/01/33	1,705	1,767,856
Series E, 0.00%, 12/01/28(e)	1,000	922,171
Vancouver Housing Authority, RB, M/F Housing
5.00%, 08/01/32	370	395,187
5.00%, 08/01/35	465	491,584
Washington Health Care Facilities Authority, Refunding RB, Series B-3, 5.00%, 08/01/49(a)	3,730	3,753,196
		11,758,623
Wisconsin — 0.9%
Public Finance Authority, RB, 5.00%, 03/01/34	3,100	3,118,678
Wisconsin Health & Educational Facilities Authority, RB, 5.00%, 08/01/27(d)	1,000	1,005,076
		4,123,754
Total Long-Term Investments — 100.0% (Cost: $469,097,875)		480,214,833

	Shares
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.90%(f)(g)	11,212,384	11,213,505
Total Short-Term Securities — 2.3% (Cost: $11,213,505)		11,213,505
Total Investments — 102.3% (Cost: $480,311,380)		491,428,338
Liabilities in Excess of Other Assets — (2.3)%		(11,167,324)
Net Assets — 100.0%		$ 480,261,014

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Short Duration Muni Fund
(formerly known as BlackRock Short-Term Municipal Fund)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 17,798,542	$ —	$ (6,585,037)(a)	$ —	$ —	$ 11,213,505	11,212,384	$ —	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 480,214,833	$ —	$ 480,214,833
Short-Term Securities
Money Market Funds	11,213,505	—	—	11,213,505
	$11,213,505	$480,214,833	$—	$491,428,338

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
Portfolio Abbreviation (continued)
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAN	State Aid Notes
SAP	Subject to Appropriations
SAW	State Aid Withholding